SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets residual value (percentage)	5.00%
Building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	30 years
Computer equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	3 years
Computer equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	5 years
Furniture, fixtures and office equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	3 years
Furniture, fixtures and office equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	5 years
Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	5 years